Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity [Abstract]
Ordinary Shares
As of December 31, 2024, Murano Global Investments has 79,305,736 ordinary shares as follows:

	Number of shares	% of all ordinary shares
Beneficiary owner 5% or above
Elias Sacal Cababie	69,152,609	87.20%
Shawn Matthews	8,812,500	11.11%
Beneficiary owner below 5%
Others	1,340,627	1.69%
Total shares December 31, 2024	79,305,736	100.00%